Condensed Consolidating Financial Information PP Income Statement Condensed Consolidating PP Income Statement (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information [Abstract]
Condensed Income Statement

	NRG Yield LLC (a)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Eliminations(b)	Consolidated
	(In millions)
Operating Revenues
Total operating revenues	$—	$22	$999	$1	$(1)	$1,021
Operating Costs and Expenses				—
Cost of operations	—	14	292	1	(1)	306
Depreciation and amortization	—	5	292	—	—	297
Impairment losses	—	—	183	—	—	183
General and administrative	2	—	—	12	—	14
Acquisition-related transaction and integration costs	—	—	—	1	—	1
Total operating costs and expenses	2	19	767	14	(1)	801
Operating (Loss) Income	(2)	3	232	(13)	—	220
Other Income (Expense)
Equity in earnings of consolidated affiliates	159	10	—	66	(235)	—
Equity in earnings (losses) of unconsolidated affiliates	—	9	21	30	—	60
Other income, net	—	—	3	—	—	3
Interest expense	—	—	(202)	(66)	—	(268)
Total other income (expense), net	159	19	(178)	30	(235)	(205)
Net Income (Loss)	157	22	54	17	(235)	15
Less: Net loss attributable to noncontrolling interests	—	—	(1)	(142)	1	(142)
Net Income Attributable to NRG Yield LLC	$157	$22	$55	$159	$(236)	$157

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2015

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations(b) (c)	Consolidated
	(In millions)
Operating Revenues
Total operating revenues	$—	$21	$922	$10	$—	$953
Operating Costs and Expenses
Cost of operations	—	14	307	—	—	321
Depreciation and amortization	—	4	293	—	—	297
General and administrative	—	—	—	10	—	10
Acquisition-related transaction and integration costs	—	—	—	3	—	3
Total operating costs and expenses	—	18	600	13	—	631
Operating Income (Loss)	—	3	322	(3)	—	322
Other Income (Expense)
Equity in earnings (losses) of consolidated affiliates	144	(43)	—	123	(224)	—
Equity in (losses) earnings of unconsolidated affiliates	—	(2)	8	25	—	31
Loss on debt extinguishment	—	—	(9)	—	—	(9)
Other income, net	—	—	3	—	—	3
Interest expense	—	—	(202)	(52)	—	(254)
Total other income (expense)	144	(45)	(200)	96	(224)	(229)
Net Income (Loss)	144	(42)	122	93	(224)	93
Less: Net loss attributable to noncontrolling interests	—	—	(2)	(51)	2	(51)
Net Income (Loss) Attributable to NRG Yield LLC	$144	$(42)	$124	$144	$(226)	$144

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2014

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations(b) (c)	Consolidated
	(In millions)
Operating Revenues
Total operating revenues	$—	$24	$804	$—	$—	$828
Operating Costs and Expenses
Cost of operations	—	16	261	—	—	277
Depreciation and amortization	—	4	229	—	—	233
General and administrative	—	—	—	8	—	8
Acquisition-related transaction and integration costs	—	—	—	4	—	4
Total operating costs and expenses	—	20	490	12	—	522
Operating Income (Loss)	—	4	314	(12)	—	306
Other Income (Expense)
Equity in earnings (losses) of consolidated affiliates	118	(22)	—	139	(235)	—
Equity in (losses) earnings of unconsolidated affiliates	—	—	3	19	—	22
Other income, net	1	—	5	—	—	6
Loss on debt extinguishment	—	—	(1)	—	—	(1)
Interest expense	—	—	(186)	(25)	—	(211)
Total other income (expense), net	119	(22)	(179)	133	(235)	(184)
Net Income (Loss)	119	(18)	135	121	(235)	122
Less: Net income attributable to noncontrolling interests	—	—	—	3	—	3
Net Income (Loss) Attributable to NRG Yield LLC	$119	$(18)	$135	$118	$(235)	$119

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.